Employee benefits - Remeasurement of the fair value of plans (Details) - ADR	12 Months Ended
	Dec. 31, 2021 USD ($) R$ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 $ / shares
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Share price per share | (per share)	R$ 109.02			$ 20.12
Number of shares granted	1,046,255	2,154,534	1,222,721
Period of service required	3 years